Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Components of Income before Provision for Income Taxes

The components of income before provision for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Domestic	$20,047	$27,639	$12,992
Foreign	939	601	2,278

Total	$20,986	$28,240	$15,270

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Current
Federal	$7,451	$5,476	$2,657
Foreign	148	70	81
State and Local	842	803	668

Total	8,441	6,349	3,406

Deferred
Federal	(933)	3,377	(51)
Foreign	(2)	9	(9)
State and Local	(128)	130	(32)

Total	(1,063)	3,516	(92)

Total income tax provision	$7,378	$9,865	$3,314

Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	2.2	2.1	2.7
Affordable housing credit	(0.7)	(0.5)	(1.0)
Employee benefits including ESOP dividend	(0.5)	(0.4)	(0.7)
Disposition of Omnitel Interest	–	–	(5.9)
Noncontrolling interests	(0.6)	(0.5)	(5.0)
Non-deductible goodwill	2.2	–	–
Other, net	(2.4)	(0.8)	(3.4)

Effective income tax rate	35.2%	34.9%	21.7%

Schedule of Cash Taxes Paid

The amounts of cash taxes paid are as follows:

	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Income taxes, net of amounts refunded	$9,577	$5,293	$4,093
Employment taxes	1,196	1,284	1,290
Property and other taxes	1,796	1,868	1,797

Total	$12,569	$8,445	$7,180

Schedule of Deferred Taxes

Deferred taxes arise because of differences in the book and tax bases of certain assets and liabilities. Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2016	2015
Employee benefits	$10,453	$12,220
Tax loss and credit carry forwards	3,318	4,099
Other - assets	2,632	2,504

	16,403	18,823
Valuation allowances	(2,473)	(3,414)

Deferred tax assets	13,930	15,409

Spectrum and other intangible amortization	31,404	29,945
Depreciation	22,848	24,725
Other - liabilities	5,642	6,125

Deferred tax liabilities	59,894	60,795

Net deferred tax liability	$45,964	$45,386

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2016	2015	2014
Balance at January 1,	$1,635	$1,823	$2,130
Additions based on tax positions related to the current year	338	194	80
Additions for tax positions of prior years	188	330	627
Reductions for tax positions of prior years	(153)	(412)	(278)
Settlements	(18)	(79)	(239)
Lapses of statutes of limitations	(88)	(221)	(497)

Balance at December 31,	$1,902	$1,635	$1,823

Schedule of After Tax (Expenses) Benefits Related to Interest and Penalties in Provision for Income Taxes

We recognized the following net after-tax (expenses) benefits related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2016	$(25)
2015	43
2014	92

Schedule of After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2016	$142
2015	125